Consolidated Statement of Financial Position - AUD ($) $ in Thousands		Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents	[1]	$ 72,290	$ 90,624
Trade and other receivables		33,228	27,548
Inventories		47,321	73,040
Current tax assets		1,645	3,138
Other assets		8,575	23,339
Total current assets		163,059	217,689
Non-current assets
Other financial assets		1,007	740
Property, plant and equipment		477,697	726,617
Other assets		10,951	0
Total non-current assets		489,655	727,357
Total assets		652,714	945,046
Current liabilities
Trade and other payables		49,608	60,876
Interest bearing liabilities		62,786	15,470
Other liabilities		0	6,084
Provisions		6,092	5,963
Total current liabilities		118,486	88,393
Non-current liabilities
Interest bearing liabilities		14,765	15,150
Other liabilities		0	4,540
Deferred tax liabilities		14,543	16,021
Provisions		29,474	25,309
Total non-current liabilities		58,782	61,020
Total liabilities		177,268	149,413
Net assets		475,446	795,633
Equity
Share capital		833,718	795,773
Reserves		(769)	(11,991)
Accumulated losses		(412,730)	(118,740)
Total equity attributable to equity holders of Elevra Lithium Limited		420,219	665,042
Non-controlling interests		55,227	130,591
Total equity		$ 475,446	$ 795,633

[1]	Cash and cash equivalents include $0.1 million (2024: $29.3 million) which is restricted by legal or contractual arrangements.